Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 11 — Trade and other receivables

	December 31, 2023	December 31, 2022
	EUR	EUR
Trade receivables – outside parties	553,750	31,660
Trade receivables – related parties	11,433	-
Other receivables – outside parties	-	592
Other receivables – related parties	-	4,409
	565,183	36,661

The credit period on rendering of service to outside parties is based on ordinary course of businesses. Trade receivables are mainly made up of advertising, sponsorships, and naming rights.

Loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. As at end of reporting period, management considers the ECL for trade and other receivables is insignificant.